BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Details)	Dec. 31, 2021 USD ($)	Dec. 23, 2020
Disclosure of detailed information about business combination [line items]
Exchangeable Stock Exchange Ratio	1
Goodwill expected to be deductible for income tax purposes	$ 0
CannTech PA Business Combination | Exchangeable Shares
Disclosure of detailed information about business combination [line items]
Exchangeable Stock Exchange Ratio		1